Acquisitions and Related Transactions Acquisitions (2015 Narrative) (Details) $ in Millions, gallons in Billions	1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) gallons shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Payments to Acquire Businesses, Gross	$ 382
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			31.58%
Business Combination, Consideration Transferred			$ 816
Gallons of motor fuel distributed | gallons			5.3
Payments to Acquire Businesses, Gross			$ 775
Equity Issued in Business Combination, Fair Value Disclosure			$ 41
Dropdown of Susser [Member]
Payments to Acquire Businesses, Gross		$ 970
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 970
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares | shares		21,000,000
IDR Subsidies		$ 35
Term of IDR Subsidy		10 years
Bakken Pipeline Transaction [Member]
Class I Distributions							$ 30	$ 55
Business Combination, Consideration Transferred				$ 879
Partners' Capital Account, Units, Redeemed | shares				30,800,000
Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share | shares			0.4124
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			172,200,000
Relinquishment of Incentive Distributions								$ 320
Dakota Access and ETCOC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	75.00%
Susser [Member] | Dropdown of Susser [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Sunoco LP [Member]
Partners' Capital Account, Sale of Units						$ 405
Sunoco LP [Member] | Dropdown of Sunoco LLC Interest [Member]
Business Combination, Consideration Transferred					$ 2,230
Payments to Acquire Businesses, Gross					$ 2,200
Sale of Stock, Number of Shares Issued in Transaction | shares					5,700,000
Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		22,000,000
Sunoco GP [Member] | Sunoco LP Exchange [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Parent Company [Member] | Bakken Pipeline Transaction [Member]
Percent of total equity ownership of a subsidiary				45.00%
Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	40.00%
Class I Units [Member] | Bakken Pipeline Transaction [Member]
Partners' Capital Account, Units | shares				100
Class B Units [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	9,400,000
Class A Units [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		79,308
Class H Units [Member]
Partners' Capital Account, Units | shares				50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent								50.05%
Class H Units [Member] | Bakken Pipeline Transaction [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent				90.05%
Partners' Capital Account, Units, Redeemed | shares				30,800,000
ETP [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		10,900,000
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions								$ 60
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions								$ 80
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			15,500,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			1,900,000